Acquisitions and Dispositions - Acquisitions (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2015 USD ($)	Apr. 30, 2012 installment
Business Acquisition [Line Items]
Period of Revenue under Consideration for Determination of Contingent Payments		3 years
Contingent consideration payable			$ 29
Clover Network, Inc
Business Acquisition [Line Items]
Contingent consideration payable		$ 29
Global Business Solutions | Purchase of noncontrolling interest in Omnipay
Business Acquisition [Line Items]
Percentage of interest acquired				30.00%
Number of Installment Payments Made | installment				2
Global Business Solutions | Clover Network, Inc
Business Acquisition [Line Items]
Percentage of interest acquired	100.00%
Business Combination Consideration Transferred Net of Cash Acquired	$ 54
Net cash paid for acquisitions	34
Contingent consideration payable	$ 20